Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Payables

(in millions of Canadian dollars)	NOTE	2017	2016
Trade payables		488	472
Payables to related parties	28	7	44
Accrued expenses		143	145
		638	661